Provisions, income tax liabilities and other liabilities - Service Cost for Pension and Other post-employment Benefit Plans, by Geographical Region (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
France
Disclosure of defined benefit plans [line items]
Remeasurement of net defined-benefit (asset)/liability (actuarial gains and losses)		€ 45	€ 29	€ (3)
Germany
Disclosure of defined benefit plans [line items]
Remeasurement of net defined-benefit (asset)/liability (actuarial gains and losses)		118	135	(98)
US
Disclosure of defined benefit plans [line items]
Remeasurement of net defined-benefit (asset)/liability (actuarial gains and losses)		5	47	(25)
UK
Disclosure of defined benefit plans [line items]
Remeasurement of net defined-benefit (asset)/liability (actuarial gains and losses)		(15)	(212)	(44)
Pensions and other post-employment benefits
Disclosure of defined benefit plans [line items]
Current service cost	[1]	121	138	140
(Gains)/losses related to plan amendments, curtailments or settlements not specified in the terms of the plan		(73)	(110)	(22)
Net interest cost/(income) including administration costs and taxes paid during the period		85	77	78
Contributions from plan members	[1]	(5)	(5)	(6)
Expense/(gain) recognized directly in profit or loss	[1]	128	100	190
Remeasurement of net defined-benefit (asset)/liability (actuarial gains and losses)	[1],[2]	(155)	(13)	171
Expense/(gain) for the period		(27)	87	361
Decrease (Increase) In Net Defined Benefit Liability (Asset) Resulting From Plan Amendments, Curtailments Or Settlements Not Specified In The Terms Of The Plan	[1]	(73)	(110)	(22)
Pensions and other post-employment benefits | Present value of defined benefit obligation
Disclosure of defined benefit plans [line items]
Current service cost		121	138	140
Decrease (Increase) In Net Defined Benefit Liability (Asset) Resulting From Plan Amendments, Curtailments Or Settlements Not Specified In The Terms Of The Plan	[2]	(72)	(181)	(36)
Pensions and other post-employment benefits | France
Disclosure of defined benefit plans [line items]
Current service cost		45	48	50
(Gains)/losses related to plan amendments, curtailments or settlements not specified in the terms of the plan		(26)	(82)	(20)
Net interest cost/(income) including administration costs and taxes paid during the period		19	13	22
Contributions from plan members		0	0	0
Expense/(gain) recognized directly in profit or loss		38	(21)	52
Remeasurement of net defined-benefit (asset)/liability (actuarial gains and losses)		(45)	(31)	3
Expense/(gain) for the period		(7)	(52)	55
Pensions and other post-employment benefits | Germany
Disclosure of defined benefit plans [line items]
Current service cost		26	30	30
(Gains)/losses related to plan amendments, curtailments or settlements not specified in the terms of the plan		0	0	0
Net interest cost/(income) including administration costs and taxes paid during the period		15	20	15
Contributions from plan members		0	0	0
Expense/(gain) recognized directly in profit or loss		41	50	45
Remeasurement of net defined-benefit (asset)/liability (actuarial gains and losses)		(113)	(134)	98
Expense/(gain) for the period		(72)	(84)	143
Pensions and other post-employment benefits | US
Disclosure of defined benefit plans [line items]
Current service cost		15	22	20
(Gains)/losses related to plan amendments, curtailments or settlements not specified in the terms of the plan		(45)	(20)	1
Net interest cost/(income) including administration costs and taxes paid during the period		36	36	35
Contributions from plan members		0	0	0
Expense/(gain) recognized directly in profit or loss		6	38	56
Remeasurement of net defined-benefit (asset)/liability (actuarial gains and losses)		(5)	(46)	26
Expense/(gain) for the period		1	(8)	82
Pensions and other post-employment benefits | UK
Disclosure of defined benefit plans [line items]
Current service cost		0	0	0
(Gains)/losses related to plan amendments, curtailments or settlements not specified in the terms of the plan		0	0	0
Net interest cost/(income) including administration costs and taxes paid during the period		7	(1)	(5)
Contributions from plan members		0	0	0
Expense/(gain) recognized directly in profit or loss		7	(1)	(5)
Remeasurement of net defined-benefit (asset)/liability (actuarial gains and losses)		15	212	44
Expense/(gain) for the period		22	211	39
Pensions and other post-employment benefits | Other
Disclosure of defined benefit plans [line items]
Current service cost		35	38	40
(Gains)/losses related to plan amendments, curtailments or settlements not specified in the terms of the plan		(2)	(8)	(3)
Net interest cost/(income) including administration costs and taxes paid during the period		8	9	11
Contributions from plan members		(5)	(5)	(6)
Expense/(gain) recognized directly in profit or loss		36	34	42
Remeasurement of net defined-benefit (asset)/liability (actuarial gains and losses)		(7)	(14)	0
Expense/(gain) for the period		€ 29	€ 20	€ 42

[1]	(d)Benefit costs for 2023 and 2024 include costs related to Opella, for which Pensions and other post-employment benefits were reclassified to Liabilities related to assets held for sale as of December 31, 2024.

[2]	(b)Amounts recognized in Other comprehensive income, excluding actuarial gains and losses related to Opella (see Note D.15.7.).